INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials	$ 606	$ 529
Work in process	225	121
Finished products	134	215
Total inventories	965	865
Inventory write-down	$ 643	$ 643